Investment Objectives and Goals	Oct. 28, 2026
FIS Christian Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Christian Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FIS Christian Stock Fund (the “Fund”) seeks long-term growth of capital and income.
FIS Bright Portfolios Focused Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Bright Portfolios Focused Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FIS Bright Portfolios Focused Equity ETF (the “Fund”) seeks long term capital appreciation.
Arimathea Catholic Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Arimathea Catholic Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Arimathea Catholic Core Bond ETF (the “Fund”) seeks income generation and capital preservation.
FIS Bright Portfolios Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Bright Portfolios Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FIS Bright Portfolios Core Bond ETF (the “Fund”) seeks income generation and capital preservation.
FIS Faith Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Faith Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FIS Faith Income ETF (the “Fund”) seeks to provide current income,
Objective, Secondary [Text Block]	with long-term capital preservation as a secondary objective.
FIS Tactical Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Tactical Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FIS Tactical Equity ETF (the “Fund”) seeks long-term growth of capital during up markets and protection of capital during market drawdowns.